Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current portion:
Customer advances	[1]	¥ 191,357	$ 29,327	¥ 79,608
Salary and welfare payable		117,506	18,009	136,762
Purchase of property and equipment		181,038	27,745	609,363
Acquisition of equity investments				15,500
Accrued expenses		44,559	6,829	67,027
Other tax and surcharges payable		25,227	3,866	10,608
Deferred government grants		10,321	1,582	7,919
Individual income tax payable	[2]	231,377	35,460
Others	[3]	43,989	6,741	22,426
Accounts payable and accrued liabilities current		845,374	129,559	¥ 949,213
Non-current portion:
Deferred government grants		7,020	1,076
Others	[3]	33,558	5,143
Accounts payable and accrued liabilities noncurrent		¥ 40,578	$ 6,219

[1]	The amount represents contract liabilities for rendering of services. The increase in customer advances as compared to the year ended December 31, 2019 is a result of the increase in consideration received from the Group’s customers.
[2]	Represents IIT payable to the tax bureau on behalf of certain employees related to their exercise and vesting of share-based awards.
[3]	In July 2020, the Company received a reimbursement of US$7,469 (equivalent to RMB48,734) from the depository for the establishment and maintenance of the ADS program (“ADS Reimbursement”). As of December 31, 2020, RMB10,083 (US$1,545) and RMB33,558 (US$5,143) were included in the current portion and non-current portion of accrued expenses and other liabilities, respectively. The ADS Reimbursement will be released to the consolidated statements of comprehensive loss in equal amounts over the ADS program term.